Nature of Operations	12 Months Ended
Jun. 30, 2022
1. Nature of Operations

1. Nature of Operations

NextSource Materials Inc. (the "Company" or “NextSource”) was continued under the Canada Business Corporations Act from the State of Minnesota to Canada on December 27, 2017 and has a fiscal year end of June 30. The Company's registered head office and primary location of records is 130 King Street West, Exchange Tower, Suite 1940, Toronto, Ontario Canada, M5X 2A2. The Company’s common shares are listed on the Toronto Stock Exchange (the “TSX”) under the symbol “NEXT” and the OTCQB under the symbol “NSRCF”.

NextSource is intent on becoming a vertically integrated global supplier of battery materials through the mining and value-added processing of graphite and other minerals.

On March 29, 2021, the Company announced the initiation of construction for Phase 1 of the Molo Graphite Mine, located in Madagascar, with a production capacity of 17,000 tpa of SuperFlake® graphite concentrate. Completion of construction activities and the start of mining activities is expected in November 2022. Completion of plant commissioning is expected in December 2022 followed by a ramp up period of up to three months prior to declaring commercial production.

On April 27, 2022, the Company released a Preliminary Economic Assessment (“PEA”) considering a Phase 2 expansion of the Molo Graphite Mine consisting of a stand-alone processing plant with a production capacity of 150,000 tpa. The Company has initiated a Feasibility Study and a front-end engineering design (“FEED”) study for the Phase 2 expansion considered in the PEA. The Feasibility Study is expected to be completed in December 2022 and the FEED study is expected to be completed after considering Phase 1 operational results. The Company will assess the results of the Feasibility and FEED studies prior to making a final construction decision.

The Company is also committed to the construction of battery anode facilities (“BAF”), which are value-added processing facilities that convert flake graphite into spheronized and purified graphite (“SPG”) and coated spheronized graphite (“CSPG”). The CSPG is typically sold to battery manufacturers as anode material, which is then assembled along with cathode material and other components into a finished lithium-ion battery. On April 12, 2021, the Company announced a binding partnership agreement for the construction of BAF plants capable of converting flake graphite into SPG and CSPG using the partner’s proven processing technology. The Company is in the process of completing technical and economic studies for the first BAF plant.

The Company also owns the Green Giant Vanadium Project, located in Madagascar, and the Sagar Project, located in Quebec, both of which are at the exploration and evaluation stage.

The Company has not previously operated any mines and has not completed the construction of any mines. No commercial revenue has been generated from any mineral resources. The Company does not pay dividends and is unlikely to do so in the immediate or foreseeable future.

These consolidated financial statements were approved by the Board of Directors of the Company (the “Board”) on September 28, 2022.